Convertible Preferred Stock and Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
8. Convertible Preferred Stock and Stockholders’ Deficit
Convertible Preferred Stock
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of June 30, 2021 and December 31, 2020 is as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	145,560,097	$0.39148	119,744,594	$46,878
Series B	114,646,041	$0.48846	105,154,241	$51,364
Series C	76,070,076	$0.51400	69,737,402	$35,845

Total	336,276,214		294,636,237	$134,087

Dividends
Each holder of the Company’s Series A Convertible Preferred Stock, Series B Convertible Preferred Stock and Series C Convertible Preferred Stock (collectively, the “Preferred Stock”) is entitled to receive non-
cumulative dividends, when and if declared by the Company’s Board of Directors, at a rate of $0.0313184 per annum for each share of Series A Convertible Preferred Stock, $0.0390768 per annum for each share of Series B Convertible Preferred Stock and $0.04112 per annum for each share of Series C Convertible Preferred Stock, prior to and in preference to the payment of a dividend on the common stock. No dividends have been declared to date.
Liquidation Preferences
In the event of any liquidation, dissolution or winding up of the Company, the holders of the Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock, an amount per share equal to the original issue price plus declared but unpaid dividends.
Conversion
Each share of Preferred Stock is convertible at the option of the holder, at any time, into the number of shares of Common Stock determined by dividing the applicable purchase price by the applicable conversion price at the time of conversion. Each share of Preferred Stock will be automatically converted into common stock immediately upon (i) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock for the account of the Company in which the valuation of the Company immediately prior to such firmly underwritten public offering is at least $250,000,000, the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $60,000,000 and the Company’s shares have been listed for trading on the New York Stock Exchange or Nasdaq or (ii) the affirmative vote of more than 70% of the holders of the then- outstanding Preferred Stock, voting together as a single class.
Voting
The holders of the Preferred Stock are entitled to one vote for each share of common stock into which such shares of Preferred Stock could then be converted; and with respect to such vote, such holders shall have full voting rights and powers equal to the voting rights and powers of the holders of the common stock.
Redemption
The Preferred Stock is not redeemable at the option of the holder or at the option of the Company.
The Company’s convertible preferred stock has been classified as temporary equity on the accompanying balance sheet instead of in stockholders’ deficit in accordance with authoritative guidance for the classification and measurement of redeemable securities. Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of the convertible preferred stock can cause its redemption. The Company has determined not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty of whether or when such events would occur.
Common Stock
During the three and six months ended June 30, 2021, the Company issued 160,000 shares of common stock in connection with the exercise of stock options, for net cash proceeds of $16,000. During the three and six months ended June 30, 2020, the Company issued 782,300 and 978,184 of shares of common stock in connection with the exercise of stock options, for net cash proceeds of $73,000 and $89,000, respectively.
Stock Options
In May 2013, the Company adopted the 2013 Equity Incentive Plan (the “Plan”), which was amended in February 2016. The Plan provides for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, stock appreciation rights, and stock bonuses to directors, employees and consultants of the Company. As of June 30, 2021 and December 31, 2020, the number of shares reserved under the Plan was 47,571,987.
There were 1,273,525 and 1,376,962 shares available for grant under the Plan as of June 30, 2021 and December 31, 2020, respectively. Options granted under the Plan are exercisable at various dates as determined upon grant and will expire no more than ten years from their date of grant, or in the case of certain non-statutory
options,
ten year
s from the date of grant. The exercise price of each option shall be determined by the Board of Directors based on the estimated fair value of the Company’s stock on the date of the option grant. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s stock at the date of grant and for a term not to exceed five years. Most option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining three years.
A summary of the Company’s stock option activity under the Plan is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	40,251,144	$0.14	6.6	$3,806
Granted	450,000	0.23	9.6
Exercised	(160,000)	0.09	4.5
Cancelled	(346,563)	0.13	7.4

Outstanding at June 30, 2021	40,194,581	$0.14	6.1	$21,033

Vested and exercisable at June 30, 2021	28,704,052	$0.11	5.0	$15,669

For the six months ended June 30, 2021 the total fair value of vested options was $0.2 million. The weighted-average grant date fair value of employee option grants during the six months ended June 30, 2021 was $0.17 per share.
Stock-Based Compensation Expense
The Company recognized stock-based compensation expense of $0.2 million and $0.3 million for the three and six months ended June 30, 2021, respectively, and recognized stock-based compensation expense of $0.1 million and $0.2 million for the three and six months ended June 30, 2020, respectively. The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Six Months Ended June 30,
	2021	2020

Risk-free interest rate	0.7%	0.5% - 1.0%
Expected volatility	90%	87% - 89%
Expected term (in years)	6.1	5.3 - 6.1
Expected dividend yield	0%	0%
Risk-free interest rate.
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s stock options.
Expected volatility.
Due to the Company’s limited operating history and lack of company-specific historical or implied volatility as a private company, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.
Expected term.
The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The Company uses the simplified method for estimating the expected term as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the weighted average of the time-to-vesting
and the contractual life of the options.
Expected dividend yield.
The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Forfeitures
. The Company reduces stock-based compensation expense for actual forfeitures during the period in which they occur.
As of June 30, 2021, the unrecognized compensation cost related to outstanding employee options was $1.3 million and is expected to be recognized as expense over approximately 1.1 years. Unrecognized compensation cost related to outstanding nonemployee options was $0.1 million as of June 30, 2021, and is expected to be recognized as expense over approximately 0.4 years.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Convertible preferred stock	294,636,237	294,636,237
Stock options issued and outstanding	40,194,581	40,251,144
Preferred stock warrants issued and outstanding	1,118,677	729,572
Authorized for future stock awards or option grants	1,273,525	1,376,962

Total	337,223,020	336,993,915

8.	Convertible Preferred Stock and Stockholders’ Deficit
Convertible Preferred Stock
In April 2019, the Company issued an aggregate of 39,732,517 shares of Series C Convertible Preferred Stock to existing investors at a price of $0.514 per share for gross proceeds of $20.4 million in cash under an amended Series C Preferred Stock Purchase Agreement (“Series C Closing”).
In April 2019, prior to the completion of the Closing, the existing Series C investors agreed to amend the Series C Preferred Stock Purchase Agreement (“Amendment”) to include a provision that automatically converts all classes of preferred shares held by a Series C investor who did not participate in the Series C Closing into common shares on a 10:1 basis. As a result of this Amendment and subsequent completion of the Series C Closing, 25,815,503 shares of Series A Convertible Preferred Stock, 9,491,800 shares of Series B Convertible Preferred Stock and 2,679,956 shares of Series C Convertible Preferred Stock held by a non-participating
investor were converted into 3,798,725 shares of common stock and was accounted for as a preferred stock extinguishment because the original conversion terms of the Series A Convertible Preferred Stock, the Series B Convertible Preferred stock, and the Series C Convertible Preferred Stock were changed substantively. Accordingly, the Company removed the carrying value of the converted shares of convertible preferred stock, and recorded the shares of common stock that were issued upon conversion at fair value. The $15.5 million difference in the carrying value of the convertible preferred stock and the fair value of the common stock was recorded as an adjustment to accumulated deficit upon completion of the conversion and also is reflected as an adjustment to net loss attributable to common stockholders.
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	145,560,097	$0.39148	119,744,594	$46,878
Series B	114,646,041	$0.48846	105,154,241	$51,364
Series C	76,070,076	$0.51400	69,737,402	$35,845

Total	336,276,214		294,636,237	$134,087

Dividends
Each holder of the Company’s Series A Convertible Preferred Stock, Series B Convertible Preferred Stock and Series C Convertible Preferred Stock (collectively, the “Preferred Stock”) is entitled to receive non-
cumulative dividends, when and if declared by the Company’s Board of Directors, at a rate of $0.0313184 per annum for each share of Series A Convertible Preferred Stock, $0.0390768 per annum for each share of Series B Convertible Preferred Stock and $0.04112 per annum for each share of Series C Convertible Preferred Stock, prior to and in preference to the payment of a dividend on the common stock. No dividends have been declared to date.
Liquidation Preferences
In the event of any liquidation, dissolution or winding up of the Company, the holders of the Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock, an amount per share equal to the original issue price plus declared but unpaid dividends.
Conversion
Each share of Preferred Stock is convertible at the option of the holder, at any time, into the number of shares of Common Stock determined by dividing the applicable purchase price by the applicable conversion price at the time of conversion. Each share of Preferred Stock will be automatically converted into common stock immediately upon (i) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock for the account of the Company in which the valuation of the Company immediately prior to such firmly underwritten public offering is at least $250,000,000, the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $60,000,000 and the Company’s shares have been listed for trading on the New York Stock Exchange or Nasdaq or (ii) the affirmative vote of more than 70% of the holders of the then- outstanding Preferred Stock, voting together as a single class.
Voting
The holders of the Preferred Stock are entitled to one vote for each share of common stock into which such shares of Preferred Stock could then be converted; and with respect to such vote, such holders shall have full voting rights and powers equal to the voting rights and powers of the holders of the common stock.
Redemption
The Preferred Stock is not redeemable at the option of the holder or at the option of the Company.
The Company’s convertible preferred stock has been classified as temporary equity on the accompanying balance sheet instead of in stockholders’ deficit in accordance with authoritative guidance for the classification and measurement of redeemable securities. Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of the convertible preferred stock can cause its redemption. The Company has determined not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty of whether or when such events would occur.
Common Stock
During 2020, the Company issued 1,153,184 of shares of common stock in connection with the exercise of stock options, for net proceeds of $0.1 million. During 2020, zero shares of common stock vested in connection with previously early exercised stock options as all such vesting completed in 2019.
During 2019, there were zero options exercised and the Company repurchased 664,063 shares of common stock previously issued pursuant to early exercise of stock options for $0.1 million. During 2019, 479,167 shares of common stock vested in connection with previously early exercised stock options.
Stock Options and Restricted Stock
In May 2013, the Company adopted the 2013 Equity Incentive Plan (the “Plan”), which was amended in February 2016. The Plan provides for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, stock appreciation rights, and stock bonuses to directors, employees and consultants of the Company. As of December 31, 2020 and 2019, the number of shares reserved under the Plan was 47,571,987.
There were 1,376,962 and 12,042,661 shares available for grant under the Plan as of December 31, 2020 and 2019, respectively. Options granted under the Plan are exercisable at various dates as determined upon grant and will expire no more than ten years from their date of grant, or in the case of certain non-statutory
options, ten years from the date of grant. The exercise price of each option shall be determined by the Board of Directors based on the estimated fair value of the Company’s stock on the date of the option grant. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s stock at the date of grant and for a term not to exceed five years. Most option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining three years.
A summary of the Company’s stock option activity under the Plan is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	30,738,629	$0.11	6.3	$738
Granted	12,507,500	0.18	9.5
Exercised	(1,153,184)	0.09	4.6
Cancelled	(1,841,801)	0.13	6.4

Outstanding at December 31, 2020	40,251,144	$0.14	6.6	$3,806

Vested and exercisable at December 31, 2020	27,039,366	$0.11	5.3	$3,192

For the years ended December 31, 2020 and 2019, the total fair value of vested options was $0.4 million and $0.6 million, respectively. The intrinsic value of options exercised during the year ended December 31, 2020 was $0.2 million. There were no option exercises during the year ended December 31, 2019.
The weighted-average grant date fair value of employee option grants during the years ended December 31, 2020 and 2019 was $0.14 per share and $0.09 per share, respectively. The weighted-average grant date fair value of non-employee option grants during the year ended December 31, 2020 was $0.09 per share. There were zero non-employee
option grants during the year ended December 31, 2019.
Stock-Based Compensation Expense
The Company recognized stock-based compensation expense of $0.5 million and $0.6 million for the years ended December 31, 2020 and 2019, respectively. The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.3% - 1.0%	1.4 - 2.4%
Expected volatility	87% - 93%	84% - 87%
Expected term (in years)	5.3 - 6.1	6.1
Expected dividend yield	0%	0%
Risk-free interest rate.
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s stock options.
Expected volatility.
Due to the Company’s limited operating history and lack of company-specific historical or implied volatility as a private company, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.
Expected term.
The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The Company uses the simplified method for estimating the expected term as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting
and the contractual life of the options.
Expected dividend yield.
The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Forfeitures
. The Company reduces stock-based compensation expense for actual forfeitures during the period.
As of December 31, 2020, the unrecognized compensation cost related to outstanding employee options was $1.5 million and is expected to be recognized as expense over approximately 1.3 years. Unrecognized compensation cost related to outstanding nonemployee options was $0.1 million as of December 31, 2020 and is expected to be recognized as expense over approximately 0.6 years.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Convertible preferred stock	294,636,237	294,636,237
Stock options issued and outstanding	40,251,144	30,738,629
Preferred stock warrants issued and outstanding	729,572	729,572
Authorized for future stock awards or option grants	1,376,962	12,042,661

Total	336,993,915	338,147,099